SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Timing of revenue recognition
At a point in time	$ 89,690	$ 96,113	$ 98,212
Over time	745	922	928
Total	90,435	97,035	99,140
Customer [Member]
Timing of revenue recognition
At a point in time	89,690	96,113	98,212
Over time	745	922	928
Total	90,435	97,035	99,140
Americas [Member]
Timing of revenue recognition
At a point in time	63,300	64,941	65,164
Over time	745	922	928
Total	64,045	65,863	66,092
Americas [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	51,438	56,637	58,611
Over time	745	922	928
Total	64,044	57,559	59,539
Ireland [Member]
Timing of revenue recognition
At a point in time	26,390	31,172	33,048
Over time
Total	26,390	31,172	33,048
Other Countries [Member]
Timing of revenue recognition
At a point in time
Over time
Total
Asia / Africa [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	27,686	29,466	27,131
Over time
Total	26,391	29,466	27,131
Europe [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	10,566	10,010	12,470
Over time
Total		$ 10,010	$ 12,470